LONG-TERM DEBT, NET (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	September 30,	December 31,
	2021	2020
Senior Notes
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,936)	$1,095,064	$—
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $3,888 and $4,566, respectively)	496,112	495,434
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,326 and $4,738, respectively)	495,674	495,262
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165)	—	593,835
Credit Facilities
2016 Studio City Credit Facilities (1)	128	129

	$2,086,978	$1,584,660

Note

(1)
As of September 30, 2021 and December 31, 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the
2016 Studio City Credit Facilities of $403 and $440 are included in long-term prepayments, deposits and other assets in the accompanying condensed consolidated balance sheets, respectively.